CONSOLIDATED STATEMENT OF CASH FLOW - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Classes of cash receipts from operating activities:
Proceeds from goods sold and services rendered		$ 2,027,615,713	$ 1,862,763,071	$ 1,770,338,769
Other proceeds from operating activities		27,287,853	23,086,788	20,467,143
Classes of cash payments from operating activities:
Payments of operating activities		(1,263,418,419)	(1,216,451,995)	(1,120,571,276)
Payments of salaries		(202,321,289)	(201,389,122)	(178,915,580)
Other payments for operating activities		(262,820,379)	(228,011,323)	(220,365,087)
Dividends received		264,079	34,380	45,492
Interest paid		(18,564,514)	(16,958,068)	(19,813,502)
Interest received		4,870,651	5,635,697	6,476,628
Income tax reimbursed (paid)		(40,656,061)	(47,055,951)	(44,584,176)
Other cash movements		(10,096,203)	8,360,871	6,432,461
Net cash flows from operating activities		262,161,431	190,014,348	219,510,872
Cash flows from (used in) investing activities
Cash flows used to obtain control of subsidaries or other businesses		0	(641,489)	0
Cash flows used to purchase non-controlling interests		(1,149,689)	(2,174,370)	(1,921,245)
Charges to related entities		0	0	6,709,845
Other charges on the sale of interests in joint ventures		1,058,984	512,596	0
Other payments to acquire interests in joint ventures	[1]	(49,312,890)	(27,043,481)	(42,163,032)
Proceeds from sales of property, plan and equipment		1,554,696	2,753,539	2,776,474
Purchase of property, plant and equipment		(123,526,778)	(125,691,740)	(129,668,910)
Purchases of intangibles assets		(2,238,702)	(3,191,685)	(2,062,012)
Other cash movements		0	469,240	518,711
Net cash flows used in investing activities		(173,614,379)	(155,007,390)	(165,810,169)
Cash flows from (used in) financing activities
Proceeds from long-term loans		40,850,000	3,804,384	19,570,689
Proceeds from short-term loans		16,927,169	19,345,325	23,358,700
Total proceeds from loans		57,777,169	23,149,709	42,929,389
Loan payments		(23,085,760)	(25,295,124)	(54,797,023)
Payments of finance lease liabilities		(1,414,228)	(1,530,851)	(1,697,649)
Payments of loan from related parties		(717,900)	(750,000)	(601,494)
Dividends paid		(75,128,211)	(69,819,729)	(66,147,145)
Other cash movements		(2,632,268)	(1,702,224)	(2,525,569)
Net cash flows used in financing activities		(53,001,198)	(95,059,905)	(82,839,491)
Net decrease in cash equivalents, before the effect of changes in exchange rate		35,545,854	(60,052,947)	(29,138,788)
Effects of changes in exchange rates on Cash and cash equivalents		465,565	1,531,891	6,918,151
Cash and cash equivalents, beginning of the year		134,033,183	192,554,239	214,774,876
Cash and cash equivalents, final of the year		$ 170,044,602	$ 134,033,183	$ 192,554,239

[1]	Corresponds to payments of commited capital made between 2015 to 2017 in Central Cervecera de Colombia S.A.S. and the acquisition in 2017 of 50% of Zona Franca Central Cervecera S.A.S. (see Note 16). Additionally, in 2016, includes the amount paid in proportion to the creation of the company Promarca Internacional SpA. (See Note 1, letter a)). Finally, In 2015, corresponds to the payment of 50% of the acquisitions of Bebidas Carozzi CCU SpA. (see Note 1, letter d)).